Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Cost of inventories sales	$ 23,097	$ 19,634	$ 20,362
Impairment losses on inventories	$ 91	$ 117	$ 59